Loans And Receivables Details of Loans (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of loans other than banks [Line Items]
Total	₩ 251,523,301	₩ 235,400,585
Present value discount
Disclosure of loans other than banks [Line Items]
Total	(10,988)	(13,827)
Allowance for credit losses
Disclosure of loans other than banks [Line Items]
Total	(1,770,222)	(1,850,888)
Loans in local currency | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	200,213,230	191,309,481
Loans in foreign currencies | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	13,147,888	14,101,839
Domestic banker’s letter of credit | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	2,516,907	3,754,030
Credit card accounts | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	6,827,295	6,673,765
Bills bought in foreign currencies | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	8,197,159	7,758,575
Bills bought in local currency | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	334,714	414,451
Factoring receivables | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	137,523	96,763
Advances for customers on guarantees | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	23,620	25,197
Privately placed bonds | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	362,319	328,405
Securitized loans | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	563,152	252,690
Call loans | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	3,003,455	2,985,077
Bonds purchased under resale agreements | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	16,859,064	8,854,753
Loan origination costs and fees | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	510,860	458,639
Others | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	₩ 607,325	₩ 251,635